Share Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Share Options (Details) - 2018 Share Incentive Plan	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate		2.42%
Volatility		34.00%
Dividend yield	2.50%
Life of option	6 years	6 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	2.60%
Volatility	37.98%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate	1.60%
Volatility	35.66%